Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions

4. Acquisitions

On June 11, 2010, CBI purchased 100% of the equity interests of Cyrus Networks, LLC, a data center business based in Texas, for approximately $526 million, net of cash acquired. This acquisition expanded our data center operations beyond the midwestern United States. This transaction has been accounted for as a business combination applying the acquisition method. The results of this acquired business have been included in our combined statement of operations subsequent to its acquisition date. Our results of operations for the twelve months ended December 31, 2010 included revenues of $44.9 million and operating income of $0.6 million associated with this acquired entity. Acquisition costs of $9.0 million and management fees of $1.8 million were associated with the acquisition and allocated to the Predecessor in 2010.

The following table summarizes the fair value of the assets acquired and liabilities assumed:

(dollars in millions)
Assets acquired
Investment in real estate:
Buildings and improvements	$136.8
Equipment	4.6
Construction in progress	10.4

Investment in real estate	151.8

Goodwill	269.5
Intangible assets	138.0
Other assets	12.8

Total assets acquired	572.1

Liabilities assumed
Accounts payable and accrued expenses	5.2
Deferred revenue	7.7
Other financing arrangements	32.1
Other liabilities	0.8

Total liabilities assumed	45.8

Net assets acquired	$526.3

As required under ASC 805, we valued the assets acquired and liabilities assumed at fair value. The fair value of investment in real estate, intangible assets and other financing arrangements were estimated by management with the assistance of an independent valuation firm. All other fair value measurements were determined solely by management. Goodwill decreased by $0.1 million upon finalization of the purchase price allocation in early 2011.

The following table presents the allocation of the purchase price to intangible assets acquired:

	Fair Value (dollars in millions)	Weighted - Average Amortization Period (in Years)
Intangible assets subject to amortization:
Customer relationships	$126.7	15
Trademark	7.4	15
Favorable leasehold interest	3.9	56

Total intangible assets subject to amortization	$138.0	16

Customer relationships have been amortized on an accelerated method relative to the estimated economic value generated by these assets in future years. The trademark and favorable leasehold interest are both amortized on a straight-line basis, which approximates the estimated economic value generated by this asset in future years.

The following unaudited pro forma results of operations assumes this acquisition was completed as of January 1, 2009:

(dollars in millions)	Year Ended December 31,
	2010	2009
Revenue	$159.1	$130.8
Income (loss) from continuing operations	8.8	(1.5)

These pro forma results include adjustments related to the purchase price allocation and financing of the acquisition as well as the results of Cyrus Networks prior to the acquisition. The pro forma adjustments and their effect on the income (loss) from continuing operations were as follows:

	Year Ended December 31,
(dollars in millions)	2010	2009
Elimination of deferred installation revenue	$(1.7)	$(1.6)
Elimination of deferred sales commissions	0.8	0.8
Increase in depreciation and amortization on acquired property and intangibles	(6.5)	(12.9)
Reclass acquisition costs to earliest year presented	9.0	(9.0)
Higher interest costs associated with acquisition-related debt	(1.4)	(4.4)
Tax effects of above entries	(2.6)	5.1

Total	$(2.4)	$(22.0)

The pro forma information shown above does not necessarily reflect the actual results of operations had the acquisition been consummated at the beginning of the annual reporting period indicated nor is it necessarily indicative of future operating results. The pro forma information does not include any (i) potential revenue enhancements, cost synergies or other operating efficiencies that could result from the acquisition or (ii) transaction or integration costs relating to the acquisition.